Consolidated Statement of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other Comprehensive Loss	Total
Balance at Dec. 31, 2022	$ 164,896	$ 38,831,542	$ 18,079,741	$ (43,032,294)	$ 52,182	$ 14,096,067
Balance (in Shares) at Dec. 31, 2022	14,629,457
Sale of ordinary shares	$ 3,318	1,889,878				1,893,196
Sale of ordinary shares (in Shares)	307,365
Share based expense	$ 375	177,315				177,690
Share based expense (in Shares)	34,500
Ordinary shares issued for acquisition of intangible asset	$ 3,270	2,051,730				2,055,000
Ordinary shares issued for acquisition of intangible asset (in Shares)	300,000
Ordinary shares issued for commission of issuance of convertible debt	$ 593	249,407				250,000
Ordinary shares issued for commission of issuance of convertible debt (in Shares)	54,428
Ordinary shares issued for cashless exercise of warrant	$ 3,333	12,132	(15,465)
Ordinary shares issued for cashless exercise of warrant (in Shares)	305,771
Stock option expense			1,668,673			1,668,673
Net loss				(14,812,643)		(14,812,643)
Foreign currency translation					(150,596)	(150,596)
Balance at Jun. 30, 2023	$ 175,785	43,212,004	19,732,949	(57,844,937)	(98,414)	5,177,387
Balance (in Shares) at Jun. 30, 2023	15,631,521
Balance at Dec. 31, 2023	$ 235,818	51,507,526	21,286,215	(69,328,021)	(452,312)	3,249,226
Balance (in Shares) at Dec. 31, 2023	21,165,482
Sale of ordinary shares	$ 9,679	505,583				515,262
Sale of ordinary shares (in Shares)	1,055,000
Issuance of ordinary shares for conversion of debt	$ 30,881	2,123,676				2,154,557
Issuance of ordinary shares for conversion of debt (in Shares)	3,366,093
Stock option expense			1,028,383			1,028,383
Net loss				(11,023,762)		(11,023,762)
Foreign currency translation					(62,366)	(62,366)
Balance at Jun. 30, 2024	$ 276,378	$ 54,136,785	$ 22,314,598	$ (80,351,783)	$ (514,678)	$ (4,138,700)
Balance (in Shares) at Jun. 30, 2024	25,586,575